U.S.
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                             Form 24F-2
                Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.       Name and address of issuer:        Seligman Municipal Series Trust
                                            100 Park Avenue
                                            New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):   [     X      ]

3.       Investment Company Act File Number:         811-4250

         Securities Act File Number:                 2-92569

4(a).    Last day of fiscal year for which this notice is filed:       09/30/98

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
         [              ]



5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                         $ 43,675,030

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                  $ 39,975,924

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any PRIOR fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:                         $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                              $ 39,975,924

         (v)      Net Sales - if Item 5(i) is greater than                             $  3,699,106
                  Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):


(vi)     Redemption credits available for use in
         future years (If Item 5(i) is less than
         Item 5(iv), subtract Item 5(iv) from
         Item 5(i):                                                                    $ -0-

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                                    x  .000278

(viii)   Registration fee due (multiply Item 5(v)
         by Item 5(vii) (enter "0" if no fee is due):                                  $ 1,028.35


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
         here:      [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
         in future fiscal years, then state that number here:     [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):     $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):      $ 1,028.35

9.       Date the registration fee and interest payment was sent to the
         Commission's lockbox depository:     11/23/98

         Method of delivery         [  X  ]Wire Transfer
                                    [       ]Mail or other means

                                                              SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

                                                                  /S/
                                                            Thomas G. Rose
                                                               Treasurer
Date: November 23, 1998













                        SELIGMAN MUNICIPAL SERIES TRUST


         The undersigned, Treasurer of Seligman Municipal Series Trust, an un-incorporated business trust under the laws of Massachusetts (the "Company"), does hereby certify as follows:

         1. From October 1, 1997 through September 30, 1998, the Company issued an aggregate of 6,140,465 shares of Beneficial Interest, $0.001 par value as follows:

                    California High-Yield Series       2,534,151
                    California Quality Series          2,464,711
                    Florida Series                       698,972
                    North Carolina Series                442,631

         2. In respect of the issuance of such 6,140,465 shares, the Company received aggregate cash consideration (net of any sales commissions) of $43,318,004 as follows:

                    California High-Yield Series       16,894,870
                    California Quality Series          17,326,084
                    Florida Series                      5,501,938
                    North Carolina Series               3,595,112

         3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

         4. The Declaration of Trust permits the Trustees to issue unlimited number of full and fractional shares of Beneficial Interest, $0.001 par value, in separate series.

         In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:    November 23, 1998

                                             ___________/S/_____________
                                                   Thomas G. Rose
                                                     Treasurer